CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ 160,812,255	$ 186,264,103	$ (209,732,656)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expenses	16,013,208	454,624	29,076,504
Share-based compensation	61,801,912	45,591,618	66,503,134
Depreciation and amortization	44,784,923	45,876,222	62,728,660
Loss from equity method investment	43,632,613
(Gain)/loss on disposal of equity interest of subsidiaries		(76,167,018)	66,180,083
Loss on disposal of equipment	1,910,363	318,815	1,346,489
Impairment loss for goodwill		5,736,134	87,608,201
Impairment loss for acquired intangible assets	0	0	25,437,087
Impairment loss for equipment			40,318,817
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(97,987,412)	(38,969,202)	929,044
Prepaid expenses and other current assets	(13,713,455)	3,179,398	(3,592,599)
Amounts due from related parties	(1,691,586)	2,407,864	6,405,746
Rental deposits	(9,808,859)	(27,688,926)	1,327,564
Accounts payable	(3,399,172)	11,318,600	23,202,611
Accrued expenses and other current liabilities	42,712,434	47,409,016	(23,325,332)
Amounts due to related parties	225,614	(513,469)	(13,356,596)
Income tax payable	26,348,666	(19,090,163)	(1,199,784)
Deferred taxes	8,516,251	(905,898)	866,257
Net cash provided by operating activities	280,157,755	185,221,718	160,723,230
Investing activities:
Purchase of equipment	(38,918,317)	(18,692,608)	(10,654,598)
Cash of disposed subsidiary		(40,805,068)	(27,315,949)
Proceeds from sale of a subsidiary	7,296,097	116,872,231
Purchase of subsidiaries and earn-out payment paid to acquire subsidiaries, net of cash acquired	(13,228,135)	(40,186,684)	(92,411,545)
Investment in an equity method investee	(61,003,263)
Deposit refunded to acquire subsidiaries			329,516
Proceeds from disposal of fixed assets	671,950	471,128	196,115
Increase in restricted cash	(199,346,126)
Cash paid for short-term investments	(1,124,033,872)	(137,551,150)	(29,257,303)
Sale of short-term investments	1,044,680,415	29,290,296	865,589
Net cash used in investing activities	(383,881,251)	(90,601,855)	(158,248,175)
Financing activities:
Proceeds from short-term bank loans	175,000,000
Repayment of short-term bank loans	(75,000,000)
Proceeds from long-term bank loans	71,000,000
Repayment of capital to noncontrolling interests	(396,720)
Proceeds from partial disposal of subsidiaries		10,980,282
Proceeds from issuance of ordinary shares			142,425,000
Proceeds from issuance of ordinary shares pursuant to share option plans	3,063,332	3,588,209	2,074,025
Share repurchase	(213,374,682)	(237,168,910)
Net cash provided by (used) in financing activities	(39,708,070)	(222,600,419)	144,499,025
Effect of exchange rate changes	20,174,470	14,296,777	(1,730,212)
Net increase (decrease) in cash and cash equivalents	(123,257,096)	(113,683,779)	145,243,868
Cash and cash equivalents, beginning of year	454,475,593	568,159,372	142,434,073
Add/(less): cash and cash equivalents in assets held-for-sale			280,481,431
Cash and cash equivalents, end of year	331,218,497	454,475,593	568,159,372
Supplemental disclosure of cash flow information
Income taxes paid	27,582,188	32,031,106	12,965,179
Interest paid	665,635
Non-cash investing activities:
Investment in a cost method investee	1,523,592
Acquisition of subsidiaries:
Acquisition payable	4,068,490	4,920,493	20,326,014
Liabilities recorded as a result of contingent consideration	15,515,662
Non-cash financing activities:
Payable for share repurchase	5,962,521	2,996,074
Proceeds from partial disposal of subsidiaries offset against other payables		$ 3,209,661